Litigation - Spain (Details) - SPAIN € in Millions	Dec. 21, 2018 EUR (€)	Dec. 20, 2012 EUR (€) item
Disclosure of contingent liabilities [line items]
Fines imposed		€ 120
Number of operators subject to claim or fine | item		3
Fines canceled	€ 120
Orange Espagne [member]
Disclosure of contingent liabilities [line items]
Fines imposed		€ 30